Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2021 (Unaudited)
COMMON STOCKS – 96.2%	Shares	Fair Value
SEMICONDUCTOR MANUFACTURING – 19.3%
eMemory Technology Inc. (Taiwan)	5,000	$239,734
ITM Semiconductor Co. Ltd. (South Korea)	3,593	158,815
Koh Young Technology Inc. (South Korea)	3,513	74,215
LandMark Optoelectronics Corp. (Taiwan)	24,000	228,154
MediaTek Inc. (Taiwan)	5,000	172,431
Seoul Viosys Co. Ltd. (South Korea)	6,802	100,250
SK Hynix Inc. (South Korea)	2,803	316,371
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	36,000	775,369
		$2,065,339
INTERNET & CATALOG RETAIL – 16.5%
Alibaba Group Holding Ltd. (China) (a)	22,072	$625,826
B2W Cia Digital (Brazil) (a)	9,700	129,221
JD.com Inc. (China) (a),(b)	3,742	298,649
Meituan (China) (a),(c)	7,500	309,384
MercadoLibre Inc. (Argentina) (a)	143	222,764
Prosus N.V. (China) (a)	1,881	184,277
		$1,770,121
INTERACTIVE MEDIA & SERVICES – 9.3%
Info Edge India Ltd. (India)	1,109	$73,433
NAVER Corp. (South Korea)	486	180,340
Tencent Holdings Ltd. (China)	8,600	647,516
Yandex N.V. (Russia) (a)	1,355	95,866
		$997,155
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.5%
Samsung Electronics Co. Ltd. (South Korea)	11,224	$803,483
ENTERTAINMENT – 6.5%
Bilibili Inc. (China) (a),(b)	969	$118,063
NetEase Inc. (China) (b)	1,779	205,030
Sea Ltd. (Taiwan) (a),(b)	1,350	370,710
		$693,803
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.4%
Longfor Group Holdings Ltd. (China) (c)	16,500	$91,908
Phoenix Mills (The) Ltd. (India) (a)	18,306	200,935
Prestige Estates Projects Ltd. (India) (a)	43,660	170,142
Vincom Retail JSC (Vietnam) (a)	57,060	78,728

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Vinhomes JSC (Vietnam) (a),(c)	27,520	$141,081
		$682,794
IT SERVICES – 4.1%
Coforge Ltd. (India)	2,192	$122,787
EPAM Systems Inc. (United States) (a)	268	136,937
StoneCo Ltd. (Brazil) (a)	2,718	182,269
		$441,993
INSURANCE – 4.0%
AIA Group Ltd. (Hong Kong)	9,800	$121,575
ICICI Prudential Life Insurance Co. Ltd. (India) (c)	14,366	118,536
Ping An Insurance Group Co. of China Ltd. (China)	19,000	185,732
		$425,843
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
Chroma ATE Inc. (Taiwan)	17,000	$116,772
Daejoo Electronic Materials Co. Ltd. (South Korea)	3,914	167,657
Samsung SDI Co. Ltd. (South Korea)	227	140,544
		$424,973
BANKS – 3.9%
ICICI Bank Ltd. (India) (a)	31,037	$264,231
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	67,900	155,508
		$419,739
ELECTRICAL EQUIPMENT – 2.9%
Ecopro BM Co. Ltd. (South Korea)	648	$121,997
Sungrow Power Supply Co. Ltd. (China)	10,900	193,464
		$315,461
METALS & MINING – 2.7%
Ivanhoe Mines Ltd. (Canada) (a)	39,773	$287,164
OIL, GAS & CONSUMABLE FUELS – 2.3%
Reliance Industries Ltd. (India)	8,727	$248,164
THRIFTS & MORTGAGE FINANCE – 1.4%
Housing Development Finance Corp. Ltd. (India)	4,679	$156,153

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES – 1.1%
Apollo Hospitals Enterprise Ltd. (India)	2,501	$121,877
HEALTH CARE TECHNOLOGY – 1.1%
Alibaba Health Information Technology Ltd. (China) (a)	52,000	$115,185
DIVERSIFIED CONSUMER SERVICES – 0.9%
Arco Platform Ltd. (Brazil) (a)	3,214	$98,541
MULTILINE RETAIL – 0.8%
Fix Price Group Ltd. (Russia) (a),(c)	10,116	$86,290
HEALTH CARE SUPPLIES – 0.8%
Microport Cardioflow Medtech Corp. (China) (a),(c)	40,941	$86,166
APPLICATION SOFTWARE – 0.7%
Glodon Co. Ltd. (China)	7,300	$76,801
TOTAL COMMON STOCKS–96.2% (Cost $9,694,948)		$10,317,045

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
PARTICIPATORY NOTES – 2.9%(d)	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.6%
OPT Machine Vision Tech Co. Ltd. (China)	2,506	$174,915
MACHINERY – 1.3%
Leader Harmonious Drive Systems Co. Ltd. (China)	6,371	$138,326
TOTAL PARTICIPATORY NOTES–2.9% (Cost $211,033)		$313,241
TOTAL INVESTMENTS–99.1% (Cost $9,905,981)		$10,630,286
Other Assets and Liabilities, net – 0.9%		92,644
NET ASSETS–100.0%		$10,722,930

(a)	Non-income producing security.
(b)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
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